INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2013
Income Tax Disclosure [Abstract]
Deferred tax assets
Deferred tax assets:
Net operating tax carry forwards	$175,556
Other	-0-
Gross deferred tax assets	175,556
Valuation allowance	(175,556))
Net deferred tax assets	$-0-